Short-term bank borrowings	12 Months Ended
Dec. 31, 2018
Short-term bank borrowings
Short-term bank borrowings

6. Short-term bank borrowings

In December 2018, the Group entered into a line of credit agreement with a PRC bank that provides a three year term revolving credit facility up to an amount of RMB700,000,000 (US$101,810,777) in aggregate with an interest rate of 2.08% per annum. To collateralize the loan, the Group made deposits to the bank that were restricted. During 2018, total loans drawn with a term of one year were RMB198,000,000 (US$28,797,906), which remained outstanding as of year end. As of December 31, 2018, the total outstanding balance of restricted cash in the form of deposits with a term of one year were US$29,500,000. Subsequently, the Company drew an additional loan of RMB203,000,000 (US$29,525,125) with a term of one year on January 2, 2019, and made a deposit of US$30,500,000 with a term of one year.